MORGAN STANLEY DEAN WITTER QUALITY                       Two World Trade Center,
MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1999             New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economy, led by consumer demand, has continued to experience robust growth this year. The fixed-income markets anticipated that the Federal Reserve Board would remove the liquidity it provided during last year's international economic crises. The Fed changed monetary policy and raised the federal-funds rate 50 basis points, to 5.25 percent during the summer. By October long-term interest rates had risen to levels last seen two years ago. Subsequently, the Fed raised the federal-funds rate an additional 25 basis points to 5.50 percent in November.


MUNICIPAL MARKET CONDITIONS

Long-term insured municipal index yields began 1999 near a record low of 5.05 percent. By the end of October, municipal index yields had increased 100 basis points to 6.05 percent. Since bond prices move inversely to changes in interest rates, these higher yields resulted in significantly lower bond prices. The increase in yields translated into a 13 percent price decline for a generic insured municipal bond with a 30-year maturity.

The municipal market outperformed U.S. Treasury bonds early in the year but gradually gave ground. The ratio of long-term insured municipal index yields to benchmark 30-year Treasury yields is a measure of relative performance. The ratio declined from 99 percent at the end of 1998 to 91 percent in May before rising to 98 percent by the end of October. A declining ratio means that municipals have outperformed Treasuries. Over the past five years the ratio has ranged from a high of 99 percent, to a low of 82 percent.

Higher interest rates led to a reduction in municipal market underwriting this year. New issue volume declined 20 percent in the first ten months of 1999. Refunding activity, the most interest rate sensitive component of supply, was down 50 percent.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1999, continued

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]


                         30-YEAR BOND YIELDS 1994-1999

           AAA                                       AAA
  Date     Ins     Tsy  % Relationship      Date     Ins    Tsy   % Relationship

12/31/93   5.40%  6.34%     85.17%        11/29/96   5.50   6.35     86.61%
01/31/94   5.40   6.24      86.54%        12/31/96   5.60   6.63     84.46%
02/28/94   5.80   6.66      87.09%        01/31/97   5.70   6.79     83.95%
03/31/94   6.40   7.09      90.27%        02/28/97   5.65   6.80     83.09%
04/29/94   6.35   7.32      86.75%        03/31/97   5.90   7.10     83.10%
05/31/94   6.25   7.43      84.12%        04/30/97   5.75   6.94     82.85%
06/30/94   6.50   7.61      85.41%        05/30/97   5.65   6.91     81.77%
07/29/94   6.25   7.39      84.57%        06/30/97   5.60   6.78     82.60%
08/31/94   6.30   7.45      84.56%        07/30/97   5.30   6.30     84.13%
09/30/94   6.55   7.81      83.87%        08/31/97   5.50   6.61     83.21%
10/31/94   6.75   7.96      84.80%        09/30/97   5.40   6.40     84.38%
11/30/94   7.00   8.00      87.50%        10/31/97   5.35   6.15     86.99%
12/30/94   6.75   7.88      85.66%        11/30/97   5.30   6.05     87.60%
01/31/95   6.40   7.70      83.12%        12/31/97   5.15   5.92     86.99%
02/28/95   6.15   7.44      82.66%        01/31/98   5.15   5.80     88.79%
03/31/95   6.15   7.43      82.77%        02/28/98   5.20   5.92     87.84%
04/28/95   6.20   7.34      84.47%        03/31/98   5.25   5.93     88.53%
05/31/95   5.80   6.66      87.09%        04/30/98   5.35   5.95     89.92%
06/30/95   6.10   6.62      92.15%        05/29/98   5.20   5.80     89.66%
07/31/95   6.10   6.86      88.92%        06/30/98   5.20   5.65     92.04%
08/31/95   6.00   6.66      90.09%        07/31/98   5.18   5.71     90.72%
09/29/95   5.95   6.48      91.82%        08/31/98   5.03   5.27     95.45%
10/31/95   5.75   6.33      90.84%        09/30/98   4.95   5.00     99.00%
11/30/95   5.50   6.14      89.58%        10/31/98   5.05   5.16     97.87%
12/29/95   5.35   5.94      90.07%        11/30/98   5.00   5.06     98.81%
01/31/96   5.40   6.03      89.55%        12/31/98   5.05   5.10     99.02%
02/29/96   5.60   6.46      86.69%        01/31/99   5.00   5.09     98.23%
03/29/96   5.85   6.66      87.84%        02/28/99   5.10   5.58     91.40%
04/30/96   5.95   6.89      86.36%        03/31/99   5.15   5.63     91.47%
05/31/96   6.05   6.99      86.55%        04/30/99   5.20   5.66     91.87%
06/28/96   5.90   6.89      85.63%        05/31/99   5.30   5.83     90.91%
07/31/96   5.85   6.97      83.93%        06/30/99   5.47   5.96     91.78%
08/30/96   5.90   7.11      82.98%        07/31/99   5.55   6.10     90.98%
09/30/96   5.70   6.93      82.25%        08/31/99   5.75   6.06     94.88%
10/31/96   5.65   6.64      85.09%        09/30/99   5.85   6.05     96.69%
                                          10/31/99   6.03   6.16     97.89%

Source: Municipal Market Data-A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

In this interest rate environment, the net asset value (NAV) of Morgan Stanley Dean Witter Quality Municipal Income Trust (IQI) declined from $16.26 to $14.88 per share for the fiscal year ended October 31, 1999. Based on this change plus reinvestment of tax-free dividends totaling $0.93 per share and a long-term capital gain distribution of $0.04722 per share paid on December 18, 1998, the Trust's total NAV return was -2.26 percent. IQI's value on the New York Stock Exchange (NYSE) fell from $15.75 to $13.25 per share during the same period. Based on this change plus reinvestment of distributions, IQI's total market return was -10.21 percent. On October 31, 1999, IQI's NYSE market price represented an 11 percent discount to its NAV.

Monthly dividends for the fourth quarter of 1999, declared in September, were unchanged at $0.0775 per share. The dividend rate reflects the Trust's estimated earnings over the next 6 - 12 months and its $0.090 per share cushion of undistributed net investment income on October 31, 1999.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1999, continued

PORTFOLIO STRUCTURE

The Trust's investments were diversified among 14 long-term sectors and 73 credits. At the end of October, the portfolio's average maturity was 14 years. Average duration, a measure of sensitivity to interest rate changes, was 5.1 years. Issues in the refunded bond category comprised 27 percent of net assets. These bonds have been refinanced and will be redeemed on the dates shown in the portfolio. The accompanying charts provide current information on the portfolios credit quality, sector distribution and geographic diversification. Optional call provisions by year with their respective cost (book) yields are also charted.

THE IMPACT OF LEVERAGING

As discussed in previous shareholder reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the 12-month period, ARPS leverage contributed approximately $0.13 per share to common share earnings. Weekly ARPS yields ranged between 2.70 and 4.875 percent. In comparison, the yield on 1-year municipal notes increased from 3.04 percent at the end of 1998, to 3.77 percent at the end of October 1999. The Trusts' five ARPS series totaled $208 million and represented 30 percent of net assets.

LOOKING AHEAD

The Federal Reserve Board raised interest rates twice in the summer and again in November 1999. This confirmed its previously disclosed bias of becoming less accommodative in the face of continued strong domestic economic growth. Depending on the impact of tight labor markets and higher commodity prices on inflation, the central bank may raise short-term interest rates further. However, we believe municipal bonds continue to offer long-term investors good value especially in relationship to Treasuries.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1999, continued

addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the fiscal year ended October 31, 1999 the Trust purchased and retired 631,700 shares of common stock at a weighted average market discount of 8.66 percent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Quality Municipal Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,



/s/ CHARLES A. FIUMEFREDDO                     /s/ MITCHELL M. MERIN
--------------------------                     ---------------------
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                          President

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1999, continued


    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]


LARGEST SECTORS (BAR CHART) AS OF OCTOBER 31, 1999
(% OF NET ASSETS)

REFUNDED             27%
WATER & SEWER        11%
MORTGAGE             11%
GENERAL OBLIGATION   10%
IDR/PCR*              8%
HOSPITAL              7%
ELECTRIC              7%
TRANSPORTATION        7%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


CREDIT RATINGS (PIE CHART) AS OF OCTOBER 31, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)

Aa or AA            30%
A or A              19%
Baa or BBB           3%
Ba or BB             1%
Aaa or AAA          47%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS
                                OCTOBER 31, 1999


   ALABAMA .......................    1.2%   INDIANA .......................    1.1%   PENNSYLVANIA ..................      3.9%
   ALASKA ........................    1.2    MAINE .........................    1.3    PUERTO RICO ...................      1.7
   ARIZONA .......................    0.6    MASSACHUSETTS .................    8.1    SOUTH CAROLINA ................      5.2
   CALIFORNIA ....................    2.9    MICHIGAN ......................    2.4    SOUTH DAKOTA ..................      0.8
   COLORADO ......................    3.6    MINNESOTA .....................    2.9    TEXAS .........................      4.6
   CONNECTICUT ...................    2.5    MISSOURI ......................    5.9    UTAH ..........................      0.8
   DISTRICT OF COLUMBIA ..........    1.5    NEBRASKA ......................    0.7    VIRGINIA ......................      2.8
   FLORIDA .......................    7.3    NEVADA ........................    3.7    WASHINGTON ....................      4.8
   GEORGIA .......................    4.4    NEW JERSEY ....................    1.3    WEST VIRGINIA .................      1.4
   HAWAII ........................    2.0    NEW MEXICO ....................    0.9                                        ----
   IDAHO .........................    0.2    NEW YORK ......................    6.3    TOTAL .........................     98.2%
   ILLINOIS ......................    8.1    OHIO ..........................    2.1                                        ====


   PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1999, continued

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]


                      CALL AND COST (BOOK) YIELD STRUCTURE
                                OCTOBER 31, 1999

                    WEIGHTED AVERAGE CALL PROTECTION: 4 YEARS

PERCENT CALLABLE* (BAR GRAPH)

1999            2%
2000            1%
2001           10%
2002           57%
2003           13%
2004            0%
2005            1%
2006            0%
2007            1%
2008            6%
2009            6%
2010+           3%

YEARS BONDS CALLABLE


                    WEIGHTED AVERAGE BOOK YIELD: 6.4%

COST (BOOK) YIELD** BAR GRAPH

1999      6.7%
2000      6.7%
2001      6.6%
2002      6.6%
2003      6.5%
2004      0.0%
2005      6.0%
2006      0.0%
2007      6.1%
2008      6.1%
2009      5.4%
2010+     5.9%

 * % BASED ON LONG-TERM PORTFOLIO.

** COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT
   BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE TRUST OPERATING EXPENSES. FOR EXAMPLE, THE TRUST EARNED A BOOK YIELD OF 6.6% ON 10% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2001.

   PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
RESULTS OF ANNUAL MEETING (unaudited)

                                      * * *

On October 28, 1999, an annual meeting of the Trust's shareholders was held for the purpose of voting on four separate matters, the results of which were as follows:


(1) ELECTION OF TRUSTEE BY ALL SHAREHOLDERS:

Michael Bozic
   For ...........................................   26,691,296
   Withheld ......................................      602,589

(2) ELECTION OF TRUSTEE BY PREFERRED SHAREHOLDERS:

Charles A. Fiumefreddo
   For ...........................................       3,580
   Withheld ......................................           0

The following Trustees were not standing for reelection at this meeting:

   Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent,
      Philip J. Purcell and John L. Schroeder.

(3) RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
    ACCOUNTANTS:
   For ...........................................  26,299,317
   Against .......................................     304,988
   Abstain .......................................     689,580

In addition, a shareholder proposal to amend the Trust's Declaration of Trust to require each Trustee, within 30 days of election, to become a shareholder of the Trust failed to obtain the necessary quorum of a majority of each of the common and preferred shares outstanding and entitled to vote at the meeting. Although no quorum was obtained, the following represents the total of the shares whose votes were returned to the Trust prior to the meeting.


    Vote:
    Number of Common Shares                Number of Preferred Shares
    For .............   4,458,151          For .............. 158
    Against .........  10,640,797          Against .......... 163
    Abstain .........   1,576,782          Abstain ..........  20

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1999


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON     MATURITY
 THOUSANDS                                                                                    RATE        DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (97.1%)
            General Obligation (10.3%)
 $   4,000  Denver City & County School Dist No 1, Colorado, Ser 1999 (FGIC) ............   5.25 %      12/01/16   $  3,730,400
            Hawaii,
     5,000   1992 Ser BZ ................................................................   6.00        10/01/10      5,232,250
     8,000   1992 Ser BZ ................................................................   6.00        10/01/11      8,346,000
     4,000  Cook County, Illinois, Ser 1992 C (FGIC) ....................................   6.00        11/15/09      4,222,160
     1,275  New York City, New York, 1992 Ser B .........................................   7.00        02/01/20      1,349,664
            South Carolina,
    14,000   Highway Ser 1999 A .........................................................   4.60        05/01/18     11,913,580
    10,000   Highway Ser 1999 A .........................................................   4.60        05/01/19      8,441,800
     5,000  Houston Independent School District, Texas, PSF Gtd School
             & Refg Ser 1999 A ..........................................................   5.25        02/15/18      4,581,250
     9,035  San Antonio, Texas, Refg Ser 1992 ...........................................   5.75        08/01/13      9,068,249
    15,000  Washington, Ser 1993 A ......................................................   5.75        10/01/17     14,719,799
 ---------                                                                                                         ------------
    75,310                                                                                                           71,605,152
 ---------                                                                                                         ------------
            Education Facilities Revenue (1.9%)
     2,500  University of Illinois, Auxiliary Ser 1991 ..................................   5.75        04/01/22      2,408,475
     5,000  Massachusetts Health & Educational Facilities Authority, Brandeis
             University 1998 Ser I (MBIA) ...............................................   4.75        10/01/28      4,064,700
            Scranton-Lackawanna Health & Welfare Authority, Pennsylvania,
     3,000   University of Scranton 1992 Ser A ..........................................   6.40        03/01/07      3,153,000
     3,300   University of Scranton 1992 Ser A ..........................................   6.50        03/01/13      3,408,834
 ---------                                                                                                         ------------
    13,800                                                                                                           13,035,009
 ---------                                                                                                         ------------
            Electric Revenue (7.1%)
     3,000  Los Angeles Department of Water & Power, California, Issue of 1992 ..........   6.375       02/01/20      3,110,970
     9,500  Orlando Utilities Commission, Florida, Ser 1991 A ...........................   5.50        10/01/26      8,857,040
    10,000  Municipal Electric Authority of Georgia, Power 1992 Ser B
             (Secondary MBIA) ...........................................................   6.375       01/01/16     10,402,000
     5,000  Hastings, Nebraska, Refg Ser 1992 ...........................................   6.30        01/01/19      5,201,650
    10,000  Hamilton!, Ohio, Refg 1992 Ser A (FGIC) .....................................   6.00        10/15/23     10,020,900
     2,000  Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary FSA) ...........   5.00        07/01/21      1,711,560
            Grant County Public Utility District #2, Washington,
     8,220   Priest Rapids Hydro Second Ser 1992 A ......................................   5.00        01/01/23      7,114,492
     2,645   Wanapum Hydro Second Ser 1992 B (AMT) ......................................   6.75        01/01/23      2,760,243
 ---------                                                                                                         ------------
    50,365                                                                                                           49,178,855
 ---------                                                                                                         ------------
            Hospital Revenue (7.5%)
     5,000  Birmingham-Carraway Special Care Facilities Financing Authority, Alabama,
             Carraway Methodist Health Ser 1995 A (Connie Lee) ..........................   5.875       08/15/15      4,891,400
     9,250  Massachusetts Health & Educational Facilities Authority, Massachusetts
             General Hospital Ser F (AMBAC) .............................................   6.00        07/01/15      9,467,375
    10,000  Missouri Health & Educational Facilities Authority, Health Midwest
             Ser 1992 B (MBIA) ..........................................................   6.25        02/15/22     10,069,800
    10,000  New York State Medical Care Facilities Finance Agency, The Mount Sinai
             Hospital - FHA Insured Mortgage 1992 Ser C .................................   5.75        08/15/19      9,734,200

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1999, continued


 PRINCIPAL
 AMOUNT IN                                                                                    COUPON    MATURITY
 THOUSANDS                                                                                     RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
 $   4,500  Cuyahoga County, Ohio, Cleveland Clinic Foundation Refg Ser 1992 ..............   5.50 %    11/15/11   $  4,460,805
     5,000  Dauphin County General Authority, Pennsylvania, HAPSO Group Inc/
             The Western Pennsylvania Hospital Refg 1992 Ser A (MBIA) .....................   6.25      07/01/16      5,045,700
     3,000  Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania,
             Chestnut Hill Hospital Ser of 1992 ...........................................   6.375     11/15/11      3,024,900
     5,000  South Dakota Health & Educational Facilities Authority, Queen of Peace
             Hospital Ser 1992 (MBIA) .....................................................   6.70      07/01/17      5,287,000
 ---------                                                                                                         ------------
    51,750                                                                                                           51,981,180
 ---------                                                                                                         ------------
            Industrial Development/Pollution Control Revenue (7.6%)
     6,000  California Pollution Control Financing Authority, Keller Cannon Landfill Co/
             Browning-Ferris Industries Inc Ser 1992 (AMT) ................................   6.875     11/01/27      5,919,300
     5,000  Citrus County, Florida, Florida Power Corp Refg Ser 1992 B ....................   6.35      02/01/22      5,059,350
     5,000  Washoe County, Nevada, Sierra Pacific Power Co Ser 1987 (AMT) (MBIA) ..........   6.65      06/01/17      5,264,550
    15,000  Berkeley County, South Carolina, South Carolina Electric & Gas Co Ser 1984.....   6.50      10/01/14     15,625,350
    10,000  Brazos River Authority, Texas, Houston Lighting & Power Co Ser 1992 B
             (MBIA) .......................................................................   6.375     04/01/12     10,601,700
    10,000  Mason County, West Virginia, Appalachian Power Co Ser J .......................   6.60      10/01/22     10,083,900
 ---------                                                                                                         ------------
    51,000                                                                                                           52,554,150
 ---------                                                                                                         ------------
            Mortgage Revenue - Multi-Family (5.6%)
     7,000  Illinois Housing Development Authority, Ser I .................................   6.625     09/01/12      7,257,950
    15,705  Michigan Housing Development Authority, Rental 1992 Ser A
             (Bifurcated FSA) .............................................................   6.50      04/01/23     16,460,253
            Missouri Housing Development Commission,
     6,505   Federally Insured Mortgage Loans Refg Ser 11/15/92 ...........................   6.50      07/01/16      6,610,121
     8,270   Federally Insured Mortgage Loans Refg Ser 11/15/92 ...........................   6.60      07/01/24      8,429,611
 ---------                                                                                                         ------------
    37,480                                                                                                           38,757,935
 ---------                                                                                                         ------------
            Mortgage Revenue - Single Family (4.9%)
    16,495  Connecticut Housing Finance Authority, 1992 Ser B .............................   6.70      11/15/12     17,355,213
     6,080  Georgia Housing & Finance Authority, Home Ownership 1992 Ser C ................   6.50      12/01/11      6,227,258
     1,125  Idaho Housing Agency, 1992 Ser E (AMT) ........................................   6.75      07/01/12      1,157,400
            Minnesota Housing Finance Agency,
     2,780   Ser 1992 D-1 .................................................................   6.50      01/01/17      2,846,915
     6,020   Ser 1992 CD-1 (AMT) ..........................................................   6.75      07/01/23      6,150,574
 ---------                                                                                                         ------------
    32,500                                                                                                           33,737,360
 ---------                                                                                                         ------------
            Nursing & Health Related Facilities Revenue (1.6%)
    11,250  Minneapolis & Saint Paul Housing & Redevelopment Authority, Minnesota,
 ---------   Group Health Plan Inc Ser 1992 ................................................  6.90      10/15/22     11,369,813
                                                                                                                   ------------
            Public Facilities Revenue (3.1%)
    10,000  Atlanta Downtown Development Authority, Georgia, Underground Atlanta
             Refg Ser 1992 ................................................................   6.25      10/01/16     10,301,700
     3,645  Illinois, Civic Center Ser 1990 A (AMBAC) .....................................   6.00      12/15/15      3,645,875
     7,370  Indianapolis Local Public Improvement Bond Bank, Indiana, Ser 1992 D ..........   6.75      02/01/20      7,784,268
 ---------                                                                                                         ------------
    21,015                                                                                                           21,731,843
 ---------                                                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1999, continued


 PRINCIPAL
 AMOUNT IN                                                                               COUPON        MATURITY
 THOUSANDS                                                                                RATE           DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------------
            Resource Recovery Revenue (1.9%)
 $  12,930  Broward County, Florida, Broward Waste Energy Co North Ser 1984 ............. 7.95 %        12/01/08    $ 13,351,001
 ---------                                                                                                          ------------
            Transportation Facilities Revenue (6.6%)
            Dade County, Florida,
     3,000   Aviation 1992 Ser B (AMT) (MBIA) ........................................... 6.55          10/01/13       3,184,350
     5,000   Aviation 1992 Ser B (AMT) (MBIA) ........................................... 6.60          10/01/22       5,263,550
    13,000  Chicago, Illinois, Chicago-O'Hare Int'l Terminal Ser 1992 (AMT) (MBIA) ...... 6.75          01/01/12      13,664,950
     4,000  Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA) ............ 5.75          06/01/21       3,912,720
     2,000  Massachusetts Turnpike Authority, Metropolitan Highway 1997
             Ser A (MBIA) ............................................................... 5.00          01/01/37       1,665,700
     2,390  St Louis, Missouri, Lambert-St Louis Int'l Airport Ser 1992 (AMT) (FGIC) .... 6.00          07/01/08       2,475,204
            New Jersey Transportation Trust Fund Authority,
     5,000   1998 Ser A (FSA) ........................................................... 4.50          06/15/19       4,131,350
     5,000   1999 Ser A ................................................................. 5.75          06/15/20       4,951,950
     6,000  Puerto Rico Highway & Transportation Authority, Refg Ser V .................. 6.625         07/01/12       6,322,800
 ---------                                                                                                          ------------
    45,390                                                                                                            45,572,574
 ---------                                                                                                          ------------
            Water & Sewer Revenue (11.1%)
     4,000  Birmingham, Alabama, Water & Sewer Ser 1998 A ............................... 4.75          01/01/21       3,349,960
     6,000  Tampa Bay Water, Florida, Utility Ser 1998 B (FGIC) ......................... 4.75          10/01/27       4,940,640
     5,000  Douglasville - Douglas County Water & Sewer Authority, Georgia,
             Ser 1998 (FGIC) ............................................................ 4.50          06/01/23       3,937,900
    15,000  Massachusetts Water Pollution Abatement Trust, MWRA Loan Ser 1998 A.......... 4.75          08/01/18      12,754,650
            Massachusetts Water Resources Authority,
    10,000   1992 Ser B ................................................................. 5.50          11/01/15       9,609,300
    10,000   1998 Ser A (FSA) ........................................................... 4.50          08/01/22       8,002,700
     3,335  Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999 (AMBAC) ............ 5.25          05/15/19       3,042,153
    20,000  New York City Municipal Water Finance Authority, New York, Ser 1993 A........ 6.00          06/15/17      20,006,200
     7,510  Houston, Texas, Water & Sewer Jr Lien Refg Ser 1991 C (AMBAC) ............... 6.375         12/01/17       7,721,557
     3,895  Fairfax County Water Authority, Virginia, Refg Ser 1992 ..................... 6.00          04/01/22       3,900,336
 ---------                                                                                                          ------------
    84,740                                                                                                            77,265,396
 ---------                                                                                                          ------------
            Other Revenue (0.7%)
     3,360  Albuquerque, New Mexico, Gross Receipts Refg Ser 1999 C ..................... 5.25          07/01/17       3,101,213
     2,500  Philadelphia, Pennsylvania, Gas Works First Ser 1998 B (FSA) ................ 5.00          07/01/28       2,108,725
 ---------                                                                                                          ------------
     5,860                                                                                                             5,209,938
 ---------                                                                                                          ------------
            Refunded (27.2%)
     7,500  Alaska Housing Finance Corporation, Gen Hsg 1992 Ser A ...................... 6.60          12/01/02+      8,082,075
    10,000  Central Coast Water Authority, California, Ser 1992 (AMBAC) ................. 6.50          10/01/02+     10,826,100
    20,000  Jefferson County School District #R-1, Colorado, Ser 1992 (AMBAC) ........... 6.00          12/15/02+     21,099,000
    10,000  District of Columbia, Howard University Refg Ser 1992 A ..................... 6.75          10/01/02+     10,802,000
     9,800  Orlando, Florida, Cap Impr Refg Ser 1992 .................................... 6.00          10/01/01+     10,304,896
    20,000  Illinois Toll Highway Authority, Priority 1992 Ser A ........................ 6.375         01/01/03+     21,424,400
     8,550  Maine Municipal Bond Bank, 1992 Ser E ....................................... 6.25          11/01/02+      9,150,808
    10,000  Massachusetts Water Resources Authority, 1990 Ser A ......................... 6.50          12/01/01+     10,640,400
    12,610  St Louis, Missouri, Lambert - St Louis Int'l Airport Ser 1992 (AMT) (FGIC)... 6.00          07/01/02+     13,323,852


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1999 , continued


 PRINCIPAL
 AMOUNT IN                                                                         COUPON         MATURITY
 THOUSANDS                                                                          RATE            DATE            VALUE
---------------------------------------------------------------------------------------------------------------------------------
 $  19,700  Clark County, Nevada, Las Vegas - McCaran Int'l Airport Passenger
             Facility Charge 1992 Ser B (AMT) ..................................... 6.25 %        07/01/02+     $ 20,840,630
    12,000  New York Local Government Assistance Corporation, Ser 1991 C .......... 7.00          04/01/01+       12,686,520
    10,000  Allegheny County Hospital Development Authority, Pennsylvania,
             Presbyterian University Health Ser 1992 A (MBIA) ..................... 6.25          11/01/02+       10,509,800
     5,000  Puerto Rico Highway & Transportation Authority, Ser T ................. 6.625         07/01/02+        5,376,800
    15,000  Fredericksburg Industrial Development Authority, Virginia,
             MWH Medicorp Ser 1991 A & B (FGIC) ................................... 6.60          08/15/01+       15,828,450
     8,000  Grant County Public Utility District #2, Washington, Wanapum Hydro
 ---------  Second Ser 1992 A ..................................................... 6.375         01/01/02+        8,465,440
                                                                                                                ------------
   178,160                                                                                                       189,361,171
 ---------                                                                                                      ------------
   671,550  TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $646,444,964).................................     674,711,377
 ---------                                                                                                      ------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.1%)
     4,000  Maricopa County, Arizona, Arizona Public Service Co Ser 1994 E
             (Demand 11/01/99) .................................................... 3.50*         05/01/29         4,000,000
     4,000  Salt Lake County, Utah, Service Station Holdings British Petroleum Co
 ---------   Ser 1994 B (Demand 11/01/99) ......................................... 3.60*         08/01/07         4,000,000
                                                                                                                ------------
     8,000  TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost $8,000,000) .................       8,000,000
 ---------                                                                                                      ------------
 $ 679,550  TOTAL INVESTMENTS (Identified Cost $654,444,964) (a)............................          98.2%      682,711,377
 =========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .................................           1.8        12,467,715
                                                                                                     -----      ------------
            NET ASSETS .....................................................................         100.0%     $695,179,092
                                                                                                     =====      ============

---------------
AMT   Alternative Minimum Tax.
 +    Prerefunded to call date shown.
 *    Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $33,291,062 and the aggregate gross unrealized depreciation is $5,024,649, resulting in net unrealized appreciation of $28,266,413.


Bond Insurance:
---------------

  AMBAC      AMBAC Assurance Corporation.
Connie Lee   Connie Lee Insurance Company - A wholly owned subsidiary of AMBAC
             Assurance Corporation.
  FGIC       Financial Guaranty Insurance Company.
  FSA        Financial Security Assurance Inc.
  MBIA       Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1999


ASSETS:

Investments in securities, at value
   (identified cost $654,444,964)..................   $682,711,377
Cash ..............................................        304,868
Receivable for:
     Interest .....................................     11,489,967
     Investment sold ..............................      1,648,734
Prepaid expenses ..................................        414,958
                                                      ------------
    TOTAL ASSETS ..................................    696,569,904
                                                      ------------
LIABILITIES:
Payable for:
     Dividends to preferred shareholders ..........        570,922
     Shares of beneficial interest repurchased.....        447,900
     Investment management fee ....................        249,378
Accrued expenses ..................................        122,612
                                                      ------------
    TOTAL LIABILITIES .............................      1,390,812
                                                      ------------
    NET ASSETS ....................................   $695,179,092
                                                      ============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest
   (1,000,000 shares authorized of
   non-participating $.01 par value, 4,160
   shares outstanding) ............................   $208,000,000
                                                      ------------
Common shares of beneficial interest
   (unlimited shares authorized of
   $.01 par value, 32,730,413 shares
   outstanding) ...................................    457,103,006
Net unrealized appreciation .......................     28,266,413
Accumulated undistributed net investment
   income .........................................      2,931,853
Accumulated net realized loss .....................     (1,122,180)
                                                      ------------
    NET ASSETS APPLICABLE TO COMMON
    SHAREHOLDERS ..................................    487,179,092
                                                      ------------
    TOTAL NET ASSETS ..............................   $695,179,092
                                                      ============
NET ASSET VALUE PER COMMON SHARE
 ($487,179,092 divided by 32,730,413
 common shares outstanding) .......................         $14.88
                                                            ======



STATEMENT OF OPERATIONS
For the year ended October 31, 1999


NET INVESTMENT INCOME:

INTEREST INCOME ...............................   $42,284,627
                                                  -----------
EXPENSES
Investment management fee .....................     2,569,508
Auction commission fees .......................       755,056
Transfer agent fees and expenses ..............       144,714
Professional fees .............................       129,190
Shareholder reports and notices ...............        77,391
Auction agent fees ............................        36,772
Registration fees .............................        33,083
Custodian fees ................................        30,845
Trustees' fees and expenses ...................        18,110
Other .........................................        52,267
                                                  -----------
    TOTAL EXPENSES ............................     3,846,936
Less: expense offset ..........................       (30,720)
                                                  -----------
    NET EXPENSES ..............................     3,816,216
                                                  -----------
    NET INVESTMENT INCOME .....................    38,468,411
                                                  -----------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss .............................    (1,122,180)
Net change in unrealized appreciation .........   (43,771,021)
                                                  -----------
    NET LOSS ..................................   (44,893,201)
                                                  -----------
NET DECREASE ..................................   $(6,424,790)
                                                  ===========


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued



STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE YEAR         FOR THE YEAR
                                                                 ENDED               ENDED
                                                           OCTOBER 31, 1999     OCTOBER 31, 1998
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................     $  38,468,411        $  39,678,571
Net realized gain (loss) ..............................        (1,122,180)           1,575,250
Net change in unrealized appreciation .................       (43,771,021)          10,150,568
                                                            -------------        -------------
   NET INCREASE (DECREASE) ............................        (6,424,790)          51,404,389
                                                            -------------        -------------
Dividends to preferred shareholders from net investment
  income ..............................................        (7,437,084)          (7,814,424)
                                                            -------------        -------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREHOLDERS FROM:
Net investment income .................................       (30,960,584)         (31,143,053)
Net realized gain .....................................        (1,575,210)            (998,640)
                                                            -------------        -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..................       (32,535,794)         (32,141,693)
                                                            -------------        -------------
Decrease from transactions in common shares of
  beneficial interest .................................        (8,751,946)          (3,623,524)
                                                            -------------        -------------
   NET INCREASE (DECREASE) ............................       (55,149,614)           7,824,748
NET ASSETS:
Beginning of period ...................................       750,328,706          742,503,958
                                                            -------------        -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $2,931,853 and $2,861,110, respectively) ...........     $ 695,179,092        $ 750,328,706
                                                            =============        =============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Quality Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on September 29, 1992.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1999, continued

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1999 aggregated $152,331,572 and $167,153,736, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 1999, the Trust had transfer agent fees and expenses payable of approximately $3,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,543. At October 31, 1999, the Trust had an accrued pension liability of $38,990 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1999, continued

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.


                         AMOUNT IN                     RESET          RANGE OF
 SERIES     SHARES*     THOUSANDS*       RATE*         DATE       DIVIDEND RATES**
--------   ---------   ------------   -----------   ----------   ------------------
   1         1,120        $56,000         3.925%    09/06/00      3.56%  -  3.925%
   2           400         20,000         3.20      02/03/00      3.20   -  3.689
   3         1,120         56,000         3.65      07/06/00      3.65   -  3.70
   4         1,120         56,000         3.349     01/13/00      3.349  -  3.65
   5           400         20,000         3.35      11/05/99      2.70   -  4.875

---------------
*    As of October 31, 1999.

**   For the year ended October 31, 1999.

Subsequent to October 31, 1999 and up through December 3, 1999, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 3.20% to 3.925% in the aggregate amount of $1,195,755.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1999, continued

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:


                                                                                                               CAPITAL
                                                                                                               PAID IN
                                                                                                              EXCESS OF
                                                                                SHARES        PAR VALUE       PAR VALUE
                                                                            --------------   -----------   ---------------
Balance, October 31, 1997 ...............................................     33,602,513      $336,025      $469,142,451
Treasury shares purchased and retired (weighted average discount 5.89%)*        (240,400)       (2,404)       (3,621,120)
                                                                              ----------      --------      ------------
Balance, October 31, 1998 ...............................................     33,362,113       333,621       465,521,331
Treasury shares purchased and retired (weighted average discount 8.66%)*        (631,700)       (6,317)       (8,745,629)
                                                                              ----------      --------      ------------
Balance, October 31, 1999 ...............................................     32,730,413      $327,304      $456,775,702
                                                                              ==========      ========      ============

---------------
*      The Trustees have voted to retire the shares purchased.


6. FEDERAL INCOME TAX STATUS

At October 31, 1999, the Trust had a net capital loss carryover of approximately $1,122,000, which will be available through October 31, 2007 to offset future capital gains to the extent provided by regulations.

7. DIVIDENDS TO COMMON SHAREHOLDERS

On September 28, 1999, the Trust declared the following dividends from net investment income:


    AMOUNT             RECORD               PAYABLE
   PER SHARE            DATE                 DATE
--------------   ------------------   ------------------
$  0.0775        November 5, 1999     November 19, 1999
$  0.0775        December 3, 1999     December 17, 1999

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:



                                                                                 FOR THE YEAR ENDED OCTOBER 31*
                                                             ---------------------------------------------------------------------
                                                               1999         1998           1997           1996             1995
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ......................  $  16.26     $  15.91       $  15.44       $  15.33       $  13.62
                                                             --------     --------       --------       --------       --------
Income (loss) from investment operations:
 Net investment income ....................................      1.16         1.19           1.20           1.19           1.18
 Net realized and unrealized gain (loss) ..................     (1.36)        0.34           0.51           0.13           1.66
                                                             --------     --------       --------       --------       --------
Total income (loss) from investment operations ............     (0.20)        1.53           1.71           1.32           2.84
                                                             --------     --------       --------       --------       --------
Less dividends and distributions from:
 Net investment income ....................................     (0.93)       (0.93)         (0.99)         (0.99)         (0.99)
 Common share equivalent of dividends paid to preferred
  shareholders ............................................     (0.22)       (0.23)         (0.23)         (0.22)         (0.22)
 Net realized gain ........................................     (0.05)       (0.03)         (0.03)         (0.04)             -
                                                             --------     --------       --------       --------       --------
Total dividends and distributions .........................     (1.20)       (1.19)         (1.25)         (1.25)         (1.21)
                                                             --------     --------       --------       --------       --------
Anti-dilutive effect of acquiring treasury shares .........      0.02         0.01           0.01           0.04           0.08
                                                             --------     --------       --------       --------       --------
Net asset value, end of period ............................  $  14.88     $  16.26       $  15.91       $  15.44        $ 15.33
                                                             ========     ========       ========       ========       ========
Market value, end of period ...............................  $  13.25     $  15.75       $ 14.875       $ 14.625        $ 13.75
                                                             ========     ========       ========       ========       ========
TOTAL RETURN+ .............................................    (10.21)%      12.66%          8.84%         14.27%         24.77%
RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:
Total expenses ............................................      0.73%        0.71% (1)      0.70% (1)      0.69% (1)      0.72% (1)
Net investment income before preferred stock dividends ....      7.32%        7.35%          7.68%          7.73%          8.05%
Preferred stock dividends .................................      1.42%        1.45%          1.47%          1.41%          1.53%
Net investment income available to common shareholders ....      5.90%        5.90%          6.21%          6.32%          6.52%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...................  $695,179     $750,329       $742,504       $734,799       $752,840
Asset coverage on preferred shares at end of period .......       333%         360%           356%           353%           361%
Portfolio turnover rate ...................................        21%           2%             2%             -              1%


-------------
* The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Does not reflect the effect of the expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Quality Municipal Income Trust (the "Trust") at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 9, 1999

                       1999 FEDERAL TAX NOTICE (unaudited)


        During the year ended October 31, 1999, the Trust paid the following per share amounts from tax-exempt income: $0.94 to common shareholders, $1,746 to Series 1 preferred shareholders, $1,640 to Series 2 preferred shareholders, $1,805 to Series 3 preferred shareholders, $1,677 to Series 4 preferred shareholders and $1,564 to Series 5 preferred shareholders. For the year ended October 31, 1999, the Trust paid the following per share amounts from long-term capital gains: $0.04 to common shareholders, $82 to Series 1 preferred shareholders, $79 to Series 2 preferred shareholders, $77 to Series 3 preferred shareholders, $74 to Series 4 preferred shareholders and $72 to Series 5 preferred shareholders.

TRUSTEES
-------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
-------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


MORGAN STANLEY
DEAN WITTER
QUALITY
MUNICIPAL
INCOME TRUST


ANNUAL REPORT
OCTOBER 31, 1999